Purchase Consideration (Parenthetical) (Detail) In Thousands, unless otherwise specified	1 Months Ended							1 Months Ended				12 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2013 Tianwang and Yilong CNY	Apr. 30, 2013 Tianwang and Yilong CNY	Feb. 28, 2013 Tianwang and Yilong USD ($)		Feb. 28, 2013 Tianwang and Yilong CNY		Dec. 31, 2013 Tianwang and Yilong USD ($)	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") USD ($)		Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") CNY		Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") USD ($)	Oct. 31, 2012 Fastweb Acquisition CNY	Sep. 30, 2012 Fastweb Acquisition CNY		Dec. 31, 2013 Fastweb Acquisition CNY	Dec. 31, 2013 Fastweb Acquisition USD ($)	Dec. 31, 2012 Fastweb Acquisition CNY	Sep. 30, 2012 First Payment Fastweb Acquisition CNY
Business Acquisition [Line Items]
Business acquisition, cash consideration	2,000	15,500	$ 2,891	[1]	17,500	[1]		$ 4,074	[2]	24,663	[2]			9,373	33,395	[3]	16,875			7,502
Share consideration			1,727	[4],[5]	10,455	[4],[5]
Fair value of contingent consideration in shares reclassified to additional paid in capital	10,082						1,665					31,956	5,279				45,012	7,435	41,197
Contingent consideration paid												24,883
Contingent consideration payable in cash												25,146

[1]	RMB15,500 and RMB2,000 of the above cash consideration were paid in April and December 2013, respectively.
[2]	As of December 31, 2013, the Company has paid the first cash payment of approximately RMB24,883 to the seller of iJoy. The remaining balance of contingent consideration in cash of approximately RMB25,146 is to be paid when certain post-closing conditions are met.
[3]	RMB7,502 and RMB9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.
[4]	The Company determined the fair value of the share consideration and contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.
[5]	Share consideration represents a payment of RMB10,455 equivalent ADS shares which will be paid to the selling shareholder based on the average closing price of all trading days of March 2013, which was subsequently settled in May 2013. This share consideration was classified as a liability initially measured at its estimated fair value on the acquisition date and was reclassified to additional paid in capital when the number of shares to be issued became fixed.